Notes Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Notes Payable

4. NOTES PAYABLE

The Company’s outstanding notes payable consisted of the following:

	December 31, 2013	December 31, 2012

2007 - 2009 Convertible Notes	$649,500	$649,500
2010 Profit Sharing Notes	675,000	675,000
2011 and 2010 Secured Bridge Notes	449,275	885,825
2012 Convertible Promissory Notes	3,449,875	3,783,075
Unsecured Promissory Notes	817,365	-
Note Payable Due to Officer	104,165	-
Note Payable Outstanding with a Bank	-	6,982
	6,145,180	6,000,382
Less: Discounts on Notes Payable	(98,922)	(253,098)
	6,046,258	5,747,284

Current Portion	(6,046,258)	(2,257,153)
Long-term Portion	$-	$3,490,131

Warrants / Discounts

In connection with the above notes payable, the Company granted warrants to purchase zero and 549,958 shares of the Company’s common stock during the years ended December 31, 2013 and 2012, respectively. The value of these warrants was calculated using the Black-Scholes model using the assumptions as described in Note 2. The total relative fair value of these warrants issued during the years ended December 31, 2013 and 2012, amounted to $0 and $304,951, respectively, which were recorded as discounts to the related notes payable. The discounts and are being amortized into interest expense using the straight-line method, which approximated the effective interest method, over the underlying maturity dates of the notes.

For the years ended December 31, 2013 and 2012, the Company amortized $154,176 and $578,036, respectively, of the discount to interest expense. As of December 31, 2013 and 2012, unamortized discounts were $98,922 and $253,098, respectively.

As of December 31, 2013, the remaining discounts are expected to be amortized during the following periods ended December 31; $47,011 in 2014; $35,187 in 2015; and $16,724 in 2016.

2007 - 2009 Convertible Notes

As of December 31, 2013 and 2012, the Company had a principal amount of $649,500 and $649,500 of 2007-2009 Convertible Notes outstanding, respectively. The 2007-2009 Convertible Notes were initially issued to a series of individuals in 2007 to 2009, are unsecured and pay interest monthly on the principal amount of the notes at rates ranging from 18% to 48% per annum. The 2007-2009 Convertible Notes will be convertible into cash or, if applicable, shares of the Company’s common stock based on an initial conversion rate equal to all outstanding principal and accrued but unpaid interest at the current public Market Valuation, defined as the 10-day average of the closing price of the Company’s common stock. The 2007-2009 Convertible Notes contain a contingency whereby they only become convertible upon the Company’s entry into the public market for its common stock. As the conversion price or the date in which the 2007-2009 Convertible Notes will become convertible was not known, the beneficial conversion feature, if any, will be calculated upon the Company’s entry as a public company. As of December 31, 2013 and 2012, the Company had accrued interest of $121,382 and $14,599, respectively, related to the 2007-2009 Convertible Notes. In addition, the 2007-2009 Convertible Notes are reflected as current liabilities at each balance sheet date as the notes are past the initial maturities established. There have been no demands for repayment or claims of default. See Note 9 for more convertible note information on the Merger Agreement with a public company, Praxsyn Corporation (“Praxsyn” formerly known as The PAWS Pet Company, Inc.).

2010 Profit Sharing Notes

As of December 31, 2013 and 2012, the Company had principal amounts of $675,000 and $675,000, respectively, of Profit-Sharing Notes outstanding. The Profit-Sharing Notes were initially issued in 2010, are secured in and to all receivables generated by sales of prescriptions and pay interest monthly on the gross receipts from workers compensation sales at rates ranging from 0.1% to 5%. The Profit-Sharing Notes’ term is four (4) years. As of December 31, 2013 and 2012 the Company had accrued interest of $383,165 and $248,159, respectively, related to the Profit-Sharing Notes. In addition, the Profit-Sharing Notes are reflected as current liabilities at each balance sheet date as they are past the initial maturities established. See Note 9 for discussion regarding new agreements issued subsequent to December 31, 2013.

From June 2012 to November 2012, the Company exchanged approximately $2.7 million of Profit-Sharing Notes and $295,938 in accrued interest for the aggregate principal amount of approximately $3.4 million in 2012 Convertible Promissory Notes; see below for additional information. The $405,637 in excess of carrying value of principal and accrued interest converted was recorded as a loss on debt extinguishment within other income and expense on the accompanying consolidated statement of operations.

2011 and 2010 Secured Bridge Notes

As of December 31, 2013 and 2012, the Company had principal amounts of $449,275 and $885,825, respectively, of Secured Bridge Notes outstanding. The Secured Bridge Notes were initially issued in 2011 and 2010, are secured in and to all receivables generated by sales of prescriptions and immediately accrue a one-time flat-rate interest of 15%. The Secured Bridge Notes’ term is for the period of time that is necessary to secure capital from a third party funding source. As of December 31, 2013 and 2012, the Company had accrued interest of $72,901 and $120,863, respectively, related to the Secured Bridge Notes. The Secured Bridge Notes are reflected as current liabilities at each balance sheet date as the funding with the third party funding source was never secured.

During 2012, the Company exchanged $421,500 of Secured Bridge Notes and accrued interest of approximately $72,000 for the aggregate principal amount of $511,450 in 2012 Convertible Promissory Notes. The difference exchanged was recorded as a loss on the extinguishment of debt in the accompanying consolidated statements of operations.

On November 1, 2013, the Company converted a Secured Bridge Note with a principal aggregate amount of $20,000 with renegotiated interest terms accruing interest in the amount of $11,100, and 23,000 warrants to purchase common stock for 54,100 shares of the Company’s common stock. The Company accounted for this transaction as an extinguishment of the Secured Bridge Loan where by the excess fair value of the consideration provided of approximately $8,100 was recorded as interest expense on the accompanying consolidated statement of operations.

Senior Secured Note

The Senior Note in the amount of $1 million was initially issued in March 2011, was secured by the assets of the Company and interest was payable and compounded monthly on the principal amount at a rate of 36% per annum. On February 6, 2012, the holder filed a complaint in the United States District Court for the Southern District of New York. The Company paid $302,295 and settled on May 30, 2012 for $765,000 and recognized $357,400 as a gain on the extinguishment of debt within other income and expense on the accompanying statements of operations during the year ended December 31, 2012.

2012 Convertible Promissory Notes

As of December 31, 2013 and 2012, the Company had principal amounts of $3,449,875 and $3,783,075, respectively, of 2012 Convertible Promissory Notes outstanding. The 2012 Convertible Promissory Notes were issued in the third quarter of 2012, are secured and interest is payable and compounded monthly on the principal amount at a rate of 18% per annum. The 2012 Convertible Promissory Notes will be repaid in cash or, if applicable, in two years from the date of issuance, convertible into shares of the Company’s common stock based on an initial conversion rate equal to all outstanding principal and accrued but unpaid interest at the current public market valuation divided by 95% of the average daily volume weighted average price during the five days immediately prior to the date of conversion, defined as the 5-day weighted average of the closing price of the Company’s common stock. As the conversion price of the 2012 Convertible Promissory Notes is not known and the notes cannot be converted for a period of two years from the date of issuance, the beneficial conversion feature, if any, will be calculated upon the contingencies being met. In addition, as of December 31, 2013 and 2012, the Company had accrued interest of $433,966 and $58,943, respectively, related to the 2012 Convertible Promissory Notes. As of December 31, 2013, the Company was in default of the interest payments required under the 2012 Convertible Promissory notes. Thus, the 2012 Convertible Promissory Notes are reflected as current at December 31, 2013.

During 2013, the Company exchanged $313,750 of 2012 Convertible Promissory Notes into Unsecured Promissory Notes; see below for additional information.

Unsecured Promissory Notes

On November 18, 2013, the Company exchanged a Secured Bridge Loan with a principal amount of $390,000 and a 2012 Convertible Promissory Note (see 2012 Convertible Promissory Notes above for additional information) with a principal amount of $313,750, along with the total accrued interest on both notes of approximately $64,000, for an Unsecured Promissory Note totaling $772,365. The Company accounted for this transaction as an extinguishment of the Secured Bridge Loan and 2012 Convertible Promissory Note where by the excess fair value of the consideration provided of approximately $5,000 was recorded as interest expense on the accompanying consolidated statement of operations in 2013.

As of December 31, 2013 and 2012, the Company had Unsecured Promissory Notes outstanding of $817,365 and $0, respectively. The notes bear interest at rates from 0% to 18% per annum. The maturity dates range from June 2014 through December 2014.

Defaults

As of December 31, 2013, all notes payable described above of $6,145,180 are due in 2014. As of December 31, 2013, all such notes payable are currently in default due to non-payment of accrued interest. As of July 7, 2014, three note holders have made demands for repayment of their notes and related interest. The Company has adequately accrued for amounts due to these note holders.